Reconciliation of Financial Statements to Form 5500 - Schedule of Net Assets Available for Plan Benefits per the Accompanying Financial Statements to Form 5500 (Details) - EBP 044 - USD ($)	Apr. 30, 2026	Apr. 30, 2025
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the accompanying financial statements	$ 1,903,612,158	$ 1,587,360,148
Notes receivable from participants – deemed distributions	(2,283,140)	(2,184,490)
Net assets available for benefits per Form 5500	$ 1,901,329,018	$ 1,585,175,658